Other Operating Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expense	€ 548	€ 233	[1]	€ 482	[1]
Other operating income	484	237	[1]	355	[1]
Provisions to cover litigation and environmental risks	122
Acquisition related costs	56
Impairment loss recognised in profit or loss, property, plant and equipment	94	254		159
Other operating expense, share of profits due to alliance partners other than BMS	50	25		86
Regeneron Pharmaceuticals, Inc. [member]
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expense	225	11		10
Regeneron Pharmaceuticals, Inc. [member] | Share of profit or loss from commercialization of monoclonal antibodies [member]
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	177
Regeneron Pharmaceuticals, Inc. [member] | Commercialization related expenses [member]
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expense	388
Regeneron Pharmaceuticals, Inc. [member] | Share of profit or loss from commercialization of Zaltrap [member]
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expense	€ 14	11		€ 10
Dengue Vaccine Project [member]
Disclosure Of Other Operating Income Expenses [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		€ 87

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).